Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net Gain/(Loss)	$ (1,026,538)	$ (2,523,857)	$ (1,987,122)	$ (2,576,375)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	329	3,825	5,100	9,048
Warrants issued for services	402,100	434,836	608,836	0
Non-cash compensation	0	0	0	0
Change in fair value on derivative liability	246,260	1,287,971	85,325	(1,053,186)
Loss on extinguishment of debt	0	0	0	46,836
Gain on sale of asset	2,643	0	0	0
Impairment of goodwill	0	0	0	1,579,883
Loss on extinguishment of debt	0	0	0	(46,836)
Changes in operating assets and liabilities
Accounts receivable	32,585	(70,311)	(120,066)	13,199
Inventory	91,523	(115,487)	459,717	663,476
Accrued interest receivable	0	0	0	0
Deposits	(16,890)	0
Accounts payable	76,799	(41,678)	(27,569)	43,711
Accounts payable - related party	0	0	0	0
Accrued liabilities	(52,330)	44,913	50,210	2,549
Accrued interest payable	16,621	27,450	10,671	(47,524)
Accrued interest payable - related party	(14,118)	10,162	13,600	(490,703)
Net Cash used in Operating Activities	(241,015)	(942,175)	(901,298)	(1,902,758)
Cash Flows from Investing Activities
Purchase of fixed assets	(7,987)	0	0	0
Cash received from sale of asset	0	0	0	0
Purchase of note receivable	0	0	0	0
Trademarks	0	(84,888)	(96,004)	(115,740)
Payments of note receivable	0	0	0	0
Cash flows provided by (used in) Investing Activities	(7,987)	(84,888)	(96,004)	(115,740)
Cash Flows from Financing Activities
Purchase of BergaMet	0	0	0	0
Purchase of UBN	0	0	0	0
Proceeds from issuance of common stock	(11,386)	225,000	995,199	4,405,791
Proceeds from issuance of convertible debt	445,826	858,000	165,000	(1,501,876)
Payments for repayment of convertible debt	(256,826)	0	0	0
Proceeds from issuance of notes payable	93,174	0	0	79,667
Proceeds from issuance of notes payable - related party	0	0	0	(880,000)
Payments for repayment of notes payable - related party	(170,000)	0	0	0
Net Cash provided by Financing Activities	100,788	1,083,000	1,160,199	1,944,248
Proceeds from issuance of notes payable	(93,174)	0	0	(79,667)
Increase (decrease) in cash	(148,214)	55,937	162,897	(74,250)
Cash at beginning of period	222,098	59,201	59,201	133,451
Cash at end of period	$ 73,884	$ 115,138	$ 222,098	$ 59,201